Related party transactions - Year end balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties
Prepayment and other receivables	¥ 771,137	¥ 534,842
Trade and other payables	1,086,907	1,178,800
Derivative financial liabilities	9,568	190,971
Ping An Group and its subsidiaries [Member]
Disclosure of transactions between related parties
Trade receivables.	372,456	442,694
Contract assets	9,876	17,746
Prepayment and other receivables	771,137	531,327
Financial assets at fair value through profit or loss	405,960	599,540
Cash and restricted cash and time deposits over three months	787,916	1,131,585
Trade and other payables	1,086,907	1,178,438
Contract liabilities	27,517	19,018
Short-term borrowings		300,805
Derivative financial assets	56,363
Derivative financial liabilities	¥ 9,568	190,971
Open Portal Guangxi
Disclosure of transactions between related parties
Prepayment and other receivables		3,515
Trade and other payables		¥ 362